CERTIFICATION OF
                      STRONG EQUITY FUNDS, INC.
                  on behalf of the following series:
                         Strong Growth Fund
                         Strong Value Fund
                        Strong Small Cap Fund
                         Strong Mid Cap Fund


STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.	Reference is made to the Strong Growth, Strong Value, Strong Small Cap, and Strong Mid Cap Funds' Prospectus and Statement of Additional Information each dated May 1, 1996, as supplemented on December 31, 1996, filed by the Registrant pursuant to Post-Effective Amendment No. 9 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on December 30, 1996 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.	The form of Strong Growth, Strong Value, Strong Small Cap, and Strong
Mid Cap Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective
Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.


STRONG EQUITY FUNDS, INC.


/s/ John S. Weitzer
-----------------------------
By: John S. Weitzer
Title: Vice President


Dated: January 3, 1997